CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Mar. 31, 2013
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK
NOTE 5:                      CONCENTRATIONS OF CREDIT RISK

Financial instruments that potentially subject the Company to credit risk consist principally of cash and accounts payable.

Cash

The Company at times may have cash in excess of the Federal Deposit Insurance Corporation (“FDIC”) limit. The Company maintains its cash with larger financial institutions. The Company has not experienced losses on these accounts and management believes that the Company is not exposed to significant risks on such accounts.

Purchases and Accounts Payable

The Company had balances greater than 10% of trade accounts payable at March 31, 2013 with three vendors. Vendor A had a balance that accounted for 23% of total accounts payables, Vendor B had a balance of 14% and Vendor C had a balance of 10% at March 31, 2013.  Comparatively, the Company had balances greater than 10% of trade accounts payable at March 31, 2012 with three vendors. Vendor A had a balance that accounted for 26% of total accounts payables Vendor B had a balance of 13% and Vendor C had a balance of 11% at March 31, 2012.